Guaranteed Benefit Features - Universal and Variable Life Contracts (Details) (Variable Life and Universal Life, USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Secondary Guarantees
Net Amount at Risk by Product and Guarantee [Line Items]
Account value (general and separate account)	$ 3,307.6	$ 3,232.6
Net amount at risk, net of reinsurance	17,039.6	17,885.6
Weighted average attained age	60 years	59 years
Paid-up Guarantees
Net Amount at Risk by Product and Guarantee [Line Items]
Account value (general and separate account)	0	0
Net amount at risk, net of reinsurance	$ 0	$ 0
Weighted average attained age	0 years	0 years